RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		¥ 117,222		$ 17,666	¥ 121,464
Amounts due to related parties		76,544		$ 33,548	230,656
Credit Ease
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	¥ 1,378,253	1,325,927	¥ 911,736
Credit Ease | Collection service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	280,880	96,276	11,895
Credit Ease | Acquisition and referral service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	959,232	1,080,731	818,678
Credit Ease | System support service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	125,387	133,184	72,023
Credit Ease | Credit assessment service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	12,754	15,359	9,140
Credit Ease | Cash process service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee		377
Credit Ease | Borrower acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 385	19,945	¥ 1,931
Tian Da Xin An
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		2,657
CreditEase Huimin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		16,875			17,111
Beijing Zhicheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		1,390			2,410
CreditEase Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		682
Hainan CreditEase
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		2,268			6,753
CreditEase Bocheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		13			3
CreditEase Puhui
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		53,536			116,839
Puxin Hengye
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		9,273			4,183
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		100,334			104,350
Amounts due to related parties		¥ 6,738			¥ 100,471
Term of loan to related party	1 year
Annual interest rate of loan	4.35%
Tian Da Xin An
RELATED PARTY BALANCES AND TRANSACTIONS
Guarantee service charge rate (as a percent)	10.00%	10.00%